Angel Oak UltraShort Income Fund
Schedule of Investments
October 31, 2024 (Unaudited)

ASSET-BACKED SECURITIES - 42.8%	Par	Value
Automobile - 16.7%
ACC Trust, Series 2022-1, Class B, 2.55%, 02/20/2025 (a)	$154,650	$153,969
ACM Auto Trust, Series 2023-2A, Class A, 7.97%, 06/20/2030 (a)	310,706	313,313
American Credit Acceptance Receivables Trust
Series 2022-4, Class D, 8.00%, 02/15/2029 (a)	7,000,000	7,196,007
Series 2024-1, Class B, 5.60%, 11/12/2027 (a)	1,200,000	1,206,583
Series 2024-2, Class B, 6.10%, 12/13/2027 (a)	1,500,000	1,511,016
Arivo Acceptance Auto Loan Receivables Trust
Series 2021-1A, Class C, 3.77%, 03/15/2027 (a)	150,000	148,006
Series 2022-1A, Class A, 3.93%, 05/15/2028 (a)	339,010	336,899
Series 2022-2A, Class A, 6.90%, 01/16/2029 (a)	268,596	271,625
Avid Automobile Receivables Trust
Series 2021-1, Class D, 1.99%, 04/17/2028 (a)	615,107	611,218
Series 2023-1, Class B, 7.12%, 03/15/2027 (a)	2,600,000	2,607,475
Avis Budget Car Rental LLC
Series 2020-1A, Class B, 2.68%, 08/20/2026 (a)	2,100,000	2,072,066
Series 2020-2A, Class C, 4.25%, 02/20/2027 (a)	5,330,000	5,261,776
Carvana Auto Receivables Trust
Series 2020-N1A, Class E, 5.20%, 07/15/2027 (a)	927,527	919,083
Series 2021-N1, Class C, 1.30%, 01/10/2028	801,486	773,106
Series 2021-N2, Class B, 0.75%, 03/10/2028	1,114,197	1,062,896
Series 2021-N2, Class C, 1.07%, 03/10/2028	330,710	316,675
Series 2021-N3, Class C, 1.02%, 06/12/2028	738,585	705,923
Series 2023-P3, Class A2, 6.09%, 11/10/2026 (a)	537,500	539,254
Series 2024-P2, Class N, 7.03%, 06/10/2031 (a)	142,784	143,181
Series 2024-P3, Class N, 6.53%, 09/10/2032 (a)	411,715	412,959
CPS Auto Trust
Series 2021-B, Class E, 3.41%, 06/15/2028 (a)	500,000	491,452
Series 2022-C, Class C, 5.28%, 04/15/2030 (a)	1,800,000	1,802,707
Series 2022-D, Class D, 8.73%, 01/16/2029 (a)	2,900,000	3,061,585
Series 2024-B, Class B, 6.04%, 10/16/2028 (a)	2,000,000	2,037,986
DT Auto Owner Trust
Series 2022-2A, Class D, 5.46%, 03/15/2028 (a)	3,000,000	3,005,433
Series 2022-3A, Class C, 7.69%, 07/17/2028 (a)	1,000,000	1,017,822
Exeter Automobile Receivables Trust
Series 2020-3A, Class F, 5.56%, 06/15/2027 (a)	1,500,000	1,501,338
Series 2022-3A, Class D, 6.76%, 09/15/2028	4,200,000	4,283,492
Series 2023-2A, Class C, 5.75%, 07/17/2028	1,000,000	1,008,420
FHF Trust
Series 2021-2A, Class A, 0.83%, 12/15/2026 (a)	276,236	273,328
Series 2022-2A, Class A, 6.14%, 12/15/2027 (a)	323,469	324,321
Flagship Credit Auto Trust, Series 2019-4, Class D, 3.12%, 01/15/2026 (a)	295,591	295,430
Foursight Capital Automobile Receivables Trust, Series 2022-2, Class B, 5.19%, 10/15/2027 (a)	1,400,000	1,402,946
GLS Auto Receivables Trust
Series 2021-1A, Class E, 3.14%, 01/18/2028 (a)	2,400,000	2,365,301
Series 2022-3A, Class D, 6.42%, 06/15/2028 (a)	2,600,000	2,653,404
Series 2023-1A, Class B, 6.19%, 06/15/2027 (a)	1,964,039	1,971,068
Hertz Global Holdings, Inc., Series 2021-1A, Class D, 3.98%, 12/26/2025 (a)	500,000	498,770
Huntington Bank Auto Credit-Linked Notes Series, Series 2024-1, Class B1, 6.15%, 05/20/2032 (a)	414,736	420,924
JPMorgan Chase Bank NA, Series 2021-2, Class D, 1.14%, 12/26/2028 (a)	15,880	15,870
Lendbuzz Securitization Trust
Series 2022-1A, Class A, 4.22%, 05/17/2027 (a)	971,700	966,389
Series 2023-1A, Class A2, 6.92%, 08/15/2028 (a)	540,255	544,951
Series 2023-3A, Class A2, 7.50%, 12/15/2028 (a)	389,412	396,597
Series 2024-1A, Class A2, 6.19%, 08/15/2029 (a)	864,431	873,400
Lobel Automobile Receivables Trust
Series 2023-1, Class A, 6.97%, 07/15/2026 (a)	69,411	69,574
Series 2023-1, Class C, 8.31%, 10/16/2028 (a)	2,000,000	2,056,298
Luxury Lease Partners Auto Lease Trust, Series 2024-4, Class A, 7.29%, 07/15/2030 (a)	552,835	556,567
Prestige Auto Receivables Trust, Series 2022-1A, Class B, 6.55%, 07/17/2028 (a)	837,815	841,475
Research-Driven Pagaya Motor Asset Trust
Series 2023-3A, Class A, 7.13%, 01/26/2032 (a)	353,420	357,177
Series 2023-4A, Class A, 7.54%, 03/25/2032 (a)	1,179,247	1,198,523
SAFCO Auto Receivables Trust, Series 2024-1A, Class A, 6.51%, 03/20/2028 (a)	333,550	335,336
Santander Consumer USA Holdings, Inc., Series 2024-4, Class A2, 5.41%, 07/15/2027	2,280,000	2,290,342
Santander Consumer USA, Inc., Series 2023-1, Class B, 4.98%, 02/15/2028	2,259,000	2,263,258
Santander Holdings USA, Inc., Series 2022-A, Class B, 5.28%, 05/15/2032 (a)	46,733	46,774
Skopos Auto Receivable Trust, Series 2019-1A, Class E, 7.82%, 06/15/2026 (a)	960,020	963,400
Tricolor Auto Securitization Trust
Series 2023-1A, Class A, 6.48%, 08/17/2026 (a)	439	440
Series 2024-3A, Class A, 5.22%, 06/15/2028 (a)	1,000,000	1,003,132
UNIFY Auto Receivables Trust, Series 2021-1A, Class B, 1.29%, 11/16/2026 (a)	1,246,104	1,240,221
US Auto Funding Trust
Series 2022-1A, Class A, 3.98%, 04/15/2025 (a)	425,550	421,593
Series 2022-1A, Class B, 5.13%, 12/15/2025 (a)	750,000	292,752
Veros Automobile Receivables Trust
Series 2021-1, Class C, 3.64%, 08/15/2028 (a)	828,927	828,864
Series 2023-1, Class A, 7.12%, 11/15/2028 (a)	758,324	762,607
Westlake Automobile Receivables Trust, Series 2022-2A, Class D, 5.48%, 09/15/2027 (a)	1,000,000	1,007,244
World Omni Automobile Lease Securitization Trust, Series 2023-A, Class A2B, 5.77% (30 day avg SOFR US + 0.76%), 11/17/2025	670,522	671,777
		74,983,318

Consumer - 24.4%
ACHV ABS TRUST
Series 2023-1PL, Class D, 8.47%, 03/18/2030 (a)	1,000,000	1,024,210
Series 2023-3PL, Class C, 7.35%, 08/19/2030 (a)	440,000	444,781
Series 2024-1PL, Class C, 6.42%, 04/25/2031 (a)	2,049,382	2,063,625
Series 2024-2PL, Class B, 5.43%, 10/27/2031 (a)	1,250,000	1,253,430
Series 2024-3AL, Class C, 5.68%, 12/26/2031 (a)(b)	1,377,000	1,380,576
Affirm, Inc.
Series 2023-B, Class 1B, 7.44%, 09/15/2028 (a)	1,200,000	1,223,976
Series 2023-X1, Class B, 7.77%, 11/15/2028 (a)	750,000	759,123
Series 2024-X1, Class B, 6.34%, 05/15/2029 (a)	1,500,000	1,516,902
AMCR ABS Trust, Series 2023-1A, Class A, 7.66%, 01/21/2031 (a)	603,022	606,306
Cascade Funding Mortgage Trust, Series 2021-GRN1, Class A, 1.10%, 03/20/2041 (a)	581,447	555,649
Conn's, Inc., Series 2024-A, Class A, 7.05%, 01/16/2029 (a)	50,955	51,100
Consumer Loan Underlying Bond CLUB Certificate Issuer Trust I, Series 2019-33, Class PT, (9.07%), 10/17/2044 (a)(c)	26,638	25,881
Foundation Finance Trust
Series 2021-1A, Class A, 1.27%, 05/15/2041 (a)	658,957	619,277
Series 2021-2A, Class A, 2.19%, 01/15/2042 (a)	632,876	600,658
FREED ABS TRUST
Series 2021-3FP, Class D, 2.37%, 11/20/2028 (a)	150,572	148,943
Series 2022-3FP, Class D, 7.36%, 08/20/2029 (a)	1,250,000	1,264,625
Series 2022-4FP, Class D, 7.40%, 12/18/2029 (a)	1,250,000	1,267,595
Goldman Home Improvement Trust, Series 2021-GRN2, Class A, 1.15%, 06/25/2051 (a)	771,013	738,264
GreenSky Home Improvement Issuer Trust, Series 2024-2, Class A2, 5.25%, 10/27/2059 (a)	1,100,000	1,102,048
Lendingpoint Asset Securitization Trust
Series 2022-B, Class A, 4.77%, 10/15/2029 (a)	82,998	82,503
Series 2022-C, Class B, 7.46%, 02/15/2030 (a)	2,000,000	2,008,874
LendingPoint Pass-Through Trust
Series 2022-ST1, Class A, 2.50%, 03/15/2028 (a)	249,837	241,792
Series 2022-ST2, Class A, 3.25%, 04/15/2028 (a)	370,250	366,609
Marlette Funding Trust
Series 2022-3A, Class B, 5.95%, 11/15/2032 (a)	416,201	417,774
Series 2023-1A, Class B, 6.50%, 04/15/2033 (a)	1,743,784	1,756,282
Series 2023-1A, Class C, 7.20%, 04/15/2033 (a)	2,000,000	2,038,836
Series 2023-3A, Class C, 7.06%, 09/15/2033 (a)	3,200,000	3,260,512
Momnt Technologies Trust, Series 2023-1A, Class A, 6.92%, 03/20/2045 (a)	1,019,605	1,028,991
NetCredit Funding LLC, Series 2024-A, Class A, 7.43%, 10/21/2030 (a)	317,224	320,036
Oportun Financial Corp.
Series 2021-A, Class A, 1.21%, 03/08/2028 (a)	157,422	154,280
Series 2021-C, Class A, 2.18%, 10/08/2031 (a)	2,000,000	1,933,274
Series 2022-A, Class B, 5.25%, 06/09/2031 (a)	4,350,000	4,305,791
Series 2024-2, Class A, 5.86%, 02/09/2032 (a)	912,383	916,571
Series 2024-2, Class B, 5.83%, 02/09/2032 (a)	500,000	501,399
Pagaya AI Debt Selection Trust
Series 2021-1, Class C, 4.09%, 11/15/2027 (a)	63,327	54,347
Series 2021-HG1, Class A, 1.22%, 01/16/2029 (a)	596,788	588,844
Series 2021-HG1, Class B, 1.82%, 01/16/2029 (a)	555,382	538,581
Series 2022-1, Class B, 3.34%, 10/15/2029 (a)	3,815,180	3,803,982
Series 2022-2, Class B, 6.63%, 01/15/2030 (a)	3,699,780	3,718,408
Series 2022-5, Class A, 8.10%, 06/17/2030 (a)	1,483,869	1,502,532
Series 2023-5, Class B, 7.63%, 04/15/2031 (a)	3,749,968	3,783,302
Series 2023-5, Class C, 9.10%, 04/15/2031 (a)	1,749,985	1,797,196
Series 2023-7, Class ABC, 7.95%, 07/15/2031 (a)(c)	2,628,498	2,664,285
Series 2023-7, Class B, 7.55%, 07/15/2031 (a)	1,399,479	1,410,627
Series 2023-7, Class C, 8.80%, 07/15/2031 (a)	1,249,534	1,286,023
Series 2023-8, Class B, 7.96%, 06/16/2031 (a)	5,109,462	5,241,368
Series 2024-1, Class B, 7.11%, 07/15/2031 (a)	3,702,812	3,759,413
Series 2024-1, Class C, 8.34%, 07/15/2031 (a)	2,229,133	2,281,232
Series 2024-10, Class C, 5.99%, 06/15/2032 (a)	2,000,000	2,000,000
Series 2024-2, Class B, 6.61%, 08/15/2031 (a)	5,614,138	5,671,363
Series 2024-2, Class C, 7.57%, 08/15/2031 (a)	999,555	1,013,033
Series 2024-3, Class A, 6.26%, 10/15/2031 (a)	444,641	448,870
Series 2024-3, Class B, 6.57%, 10/15/2031 (a)	5,000,000	5,052,755
Series 2024-3, Class C, 7.30%, 10/15/2031 (a)	1,000,000	1,011,765
Series 2024-5, Class B, 6.60%, 10/15/2031 (a)	1,999,638	2,019,464
Series 2024-6, Class B, 6.59%, 11/15/2031 (a)	2,249,422	2,273,835
Prosper Marketplace Issuance Trust, Series 2023-1A, Class C, 8.29%, 07/16/2029 (a)	1,500,000	1,535,896
Reach Financial LLC, Series 2021-1A, Class C, 3.54%, 05/15/2029 (a)	1,000,000	989,352
SpringCastle America LLC, Series 2020-AA, Class A, 1.97%, 09/25/2037 (a)	6,120,876	5,625,434
Theorem Funding Trust
Series 2022-3A, Class A, 7.60%, 04/15/2029 (a)	912,714	921,646
Series 2022-3A, Class B, 8.95%, 04/15/2029 (a)	1,400,000	1,448,009
Upstart Pass-Through Trust Series
Series 2020-ST5, Class A, 3.00%, 12/20/2026 (a)	453,964	450,861
Series 2020-ST6, Class A, 3.00%, 01/20/2027 (a)	110,900	110,022
Series 2021-ST1, Class A, 2.75%, 02/20/2027 (a)	488,830	479,016
Series 2021-ST10, Class A, 2.25%, 01/20/2030 (a)	269,867	268,809
Series 2021-ST4, Class A, 2.00%, 07/20/2027 (a)	1,599,875	1,565,466
Series 2021-ST6, Class A, 1.85%, 08/20/2027 (a)	437,656	436,647
Series 2022-ST1, Class A, 2.60%, 03/20/2030 (a)	783,660	777,762
Series 2022-ST3, Class A, 4.30%, 05/20/2030 (a)	582,405	574,958
Upstart Securitization Trust
Series 2021-1, Class C, 4.06%, 03/20/2031 (a)	552,373	550,014
Series 2021-3, Class C, 3.28%, 07/20/2031 (a)	1,003,923	988,890
Series 2021-4, Class B, 1.84%, 09/20/2031 (a)	791,980	788,389
Series 2021-5, Class B, 2.49%, 11/20/2031 (a)	217,023	216,548
Series 2022-2, Class B, 6.10%, 05/20/2032 (a)	813,990	815,806
Series 2022-4, Class A, 5.98%, 08/20/2032 (a)	351,458	352,789
Series 2023-1, Class A, 6.59%, 02/20/2033 (a)	108,664	108,866
Series 2023-2, Class A, 6.77%, 06/20/2033 (a)	316,222	317,791
Upstart Structured Pass-Through Trust
Series 2022-2A, Class A, 4.25%, 06/17/2030 (a)	252,055	247,329
Series 2022-4A, Class B, 8.54%, 11/15/2030 (a)	2,200,000	2,214,817
		109,686,835

Credit Card - 1.4%
Continental Finance Credit Card ABS Master Trust, Series 2021-A, Class A, 2.55%, 12/17/2029 (a)	2,000,000	1,987,914
Genesis Sales Finance Master Trust, Series 2021-AA, Class A, 1.20%, 12/21/2026 (a)	1,028,078	1,015,880
Mercury Financial Credit Card Master Trust
Series 2023-1A, Class A, 8.04%, 09/20/2027 (a)	700,000	703,293
Series 2023-1A, Class B, 9.59%, 09/20/2027 (a)	1,500,000	1,508,709
Synchrony Bank, Series 2022-A2, Class A, 3.86%, 07/15/2028	1,000,000	994,961
		6,210,757

Equipment - 0.3%
ClickLease Equipment Receivables Trust, Series 2024-1, Class A, 6.86%, 02/15/2030 (a)	722,201	726,580
Verizon Master Trust, Series 2023-5, Class A1B, 5.57% (30 day avg SOFR US + 0.68%), 09/08/2028	400,000	401,954
		1,128,534
TOTAL ASSET-BACKED SECURITIES (Cost $191,964,771)		192,009,444

RESIDENTIAL MORTGAGE-BACKED SECURITIES - 16.1%	Par	Value
A&D Mortgage LLC, Series 2023-NQM4, Class A3, 8.10%, 09/25/2068 (a)(d)	880,536	914,501
Bellemeade Re Ltd.
Series 2023-1, Class M1B, 9.11% (30 day avg SOFR US + 4.25%), 10/25/2033 (a)	300,000	312,068
Series 2024-1, Class M1A, 7.01% (30 day avg SOFR US + 2.15%), 08/25/2034 (a)	2,375,000	2,387,160
BRAVO Residential Funding Trust, Series 2024-NQM4, Class A1A, 4.35%, 01/25/2060 (a)(d)	950,147	926,221
Bunker Hill Loan Depositary Trust, Series 2019-3, Class A3, 3.14%, 11/25/2059 (a)(d)	614,466	604,915
Chase Mortgage Finance Corp., Series 2019-ATR2, Class A11, 5.75% (1 mo. Term SOFR + 1.01%), 07/25/2049, (6.50% Cap) (a)	1,208,509	1,133,554
CIM Trust, Series 2019-INV2, Class A11, 5.92% (30 day avg SOFR US + 1.06%), 05/25/2049, (6.50% Cap) (a)	152,672	145,622
COLT Funding LLC
Series 2020-2, Class A3, 3.70%, 03/25/2065 (a)(c)	1,710,000	1,636,569
Series 2021-3R, Class A3, 1.51%, 12/25/2064 (a)(c)	524,843	468,294
Series 2022-7, Class A3, 6.25%, 04/25/2067 (a)(c)	503,711	509,059
Credit Suisse Mortgage Capital Certificates, Series 2019-NQM1, Class A1, 3.66%, 10/25/2059 (a)(d)	699,142	681,314
Flagstar Mortgage Trust, Series 2018-6RR, Class 1A2, 5.55% (1 mo. Term SOFR + 0.81%), 10/25/2048 (a)	894,546	852,317
Galton Funding Mortgage Trust, Series 2017-1, Class A21, 3.50%, 07/25/2056 (a)(c)	35,114	31,825
GCAT Trust
Series 2021-NQM2, Class A2, 1.24%, 05/25/2066 (a)(c)	1,255,050	1,082,493
Series 2022-NQM4, Class A3, 5.73%, 08/25/2067 (a)(d)	526,383	537,866
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class B2, 6.56%, 07/25/2044 (a)(c)	866,944	878,391
Series 2020-PJ2, Class A1, 3.50%, 07/25/2050 (a)(c)	205,004	183,725
Series 2021-NQM1, Class A3, 1.53%, 07/25/2061 (a)(c)	1,313,444	1,158,757
Series 2021-PJ9, Class A8, 2.50%, 02/26/2052 (a)(c)	7,311,872	6,306,131
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A3, 1.62%, 06/25/2056 (a)(c)	1,095,559	948,119
JP Morgan Mortgage Trust
Series 2019-5, Class A11, 5.75% (1 mo. Term SOFR + 1.01%), 11/25/2049, (6.50% Cap) (a)	622,113	594,623
Series 2019-6, Class A3, 3.50%, 12/25/2049 (a)(c)	1,208,412	1,121,113
Series 2019-LTV3, Class A3, 3.50%, 03/25/2050 (a)(c)	100,102	95,348
Series 2023-HE1, Class A1, 6.64% (30 day avg SOFR US + 1.75%), 11/25/2053 (a)	564,468	568,354
Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class A10, 2.50%, 06/25/2051 (a)(c)	3,330,184	2,898,765
METLIFE SECURITIZATION TRUST, Series 2020-INV1, Class A5, 3.00%, 05/25/2050 (a)(c)	1,579,532	1,397,974
MFRA Trust, Series 2024-NPL1, Class A1, 6.33%, 09/25/2054 (d)	495,763	496,978
Mill City Mortgage Trust, Series 2021-NMR1, Class A1, 1.13%, 11/25/2060 (a)(c)	767,721	733,145
NMLT Trust, Series 2021-INV1, Class A3, 1.80%, 05/25/2056 (a)(c)	1,267,986	1,083,231
Onslow Bay Mortgage Loan Trust
Series 2020-EXP1, Class 2A1, 5.60% (1 mo. Term SOFR + 0.86%), 02/25/2060 (a)	361,517	344,952
Series 2021-NQM1, Class A3, 1.33%, 02/25/2066 (a)(c)	3,833,566	3,303,920
Pretium Mortgage Credit Partners LLC
Series 2021-NPL3, Class A1, 4.87%, 07/25/2051 (a)(d)	3,735,011	3,725,748
Series 2024-NPL1, Class A1, 7.14%, 01/25/2054 (a)(d)	1,949,724	1,954,737
Series 2024-NPL5, Class A1, 5.96%, 09/25/2054 (a)(d)	1,000,000	993,009
PRKCM Trust, Series 2023-AFC1, Class A3, 7.30%, 02/25/2058 (a)(d)	1,072,206	1,069,912
PRPM LLC
Series 2021-3, Class A1, 4.87%, 04/25/2026 (a)(d)	57,030	55,479
Series 2021-6, Class A1, 4.79%, 07/25/2026 (a)(d)	2,159,744	2,144,371
Series 2021-7, Class A1, 4.87%, 08/25/2026 (a)(d)	611,510	604,127
Series 2022-NQM1, Class A3, 5.50%, 08/25/2067 (a)(d)	2,063,749	2,086,634
Series 2024-2, Class A1, 7.03%, 03/25/2029 (a)(d)	734,491	742,822
Series 2024-RCF1, Class A3, 4.00%, 01/25/2054 (a)(d)	500,000	461,104
RCO Mortgage LLC, Series 2022-1, Class A1, 3.00%, 01/25/2027 (a)(d)	357,046	350,845
Rithm Capital Corp., Series 2021-INV1, Class A6, 2.50%, 06/25/2051 (a)(c)	2,065,231	1,858,562
Saluda Grade Mortgage Funding LLC, Series 2021-MF1, Class A1, 2.81%, 11/25/2029 (a)(c)	4,349,970	4,355,851
Sequoia Mortgage Trust, Series 2023-4, Class A10, 6.00%, 11/25/2053 (a)(c)	526,190	532,912
SGR Residential Mortgage Trust, Series 2021-2, Class A2, 1.94%, 12/25/2061 (a)(c)	3,665,383	3,050,342
Starwood Mortgage Residential Trust, Series 2020-INV1, Class A3, 1.59%, 11/25/2055 (a)(c)	1,444,489	1,373,746
Towd Point Mortgage Trust
Series 2019-HY3, Class A1A, 5.85% (1 mo. Term SOFR + 1.11%), 10/25/2059 (a)	855,272	864,399
Series 2021-SJ2, Class A2, 2.50%, 12/25/2061 (a)(c)	1,500,000	1,385,970
Verus Securitization Trust
Series 2019-INV3, Class A2, 3.95%, 11/25/2059 (a)(c)	625,275	616,799
Series 2019-INV3, Class M1, 3.28%, 11/25/2059 (a)(c)	2,513,000	2,315,526
Series 2021-4, Class A2, 1.25%, 07/25/2066 (a)(c)	1,430,945	1,187,055
Series 2021-8, Class A3, 2.49%, 11/25/2066 (a)(c)	1,454,285	1,281,816
Series 2022-5, Class A3, 3.80%, 04/25/2067 (a)(c)	839,078	753,552
Series 2023-2, Class A3, 6.85%, 03/25/2068 (a)(d)	722,743	734,354
Series 2023-3, Class A3, 6.74%, 03/25/2068 (a)(d)	706,041	696,355
Visio Trust, Series 2021-1R, Class A3, 1.69%, 05/25/2056 (a)	1,164,363	1,052,589
Vista Point Securitization Trust
Series 2024-CES1, Class A1, 6.68%, 05/25/2054 (a)(d)	1,345,574	1,361,847
Series 2024-CES2, Class A1, 5.25%, 10/25/2054 (a)(d)	494,070	491,058
WinWater Mortgage Loan Trust, Series 2015-A, Class AX1, 0.36%, 06/20/2045 (a)(c)(e)	5,383,370	68,008
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $76,953,458)		72,506,833

COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 14.2%	Par	Value
Federal Home Loan Mortgage Corp.
Series K053, Class A2, 3.00%, 12/25/2025	3,000,000	2,952,555
Series K055, Class A2, 2.67%, 03/25/2026	4,489,685	4,383,724
Series K056, Class A2, 2.53%, 05/25/2026	750,000	729,249
Series K058, Class A2, 2.65%, 08/25/2026	5,500,000	5,327,954
Series K-F100, Class AL, 5.41% (30 day avg SOFR US + 0.24%), 11/25/2027	4,712,760	4,674,177
Series K-F100, Class AS, 5.34% (30 day avg SOFR US + 0.18%), 01/25/2028	2,035,581	2,015,048
Series K-F101, Class AS, 5.36% (30 day avg SOFR US + 0.20%), 01/25/2031	297,515	291,636
Series K-F108, Class AS, 5.41% (30 day avg SOFR US + 0.25%), 02/25/2031	555,605	552,406
Series K-F113, Class AS, 5.39% (30 day avg SOFR US + 0.23%), 05/25/2028	742,877	735,637
Series K-F114, Class AS, 5.38% (30 day avg SOFR US + 0.22%), 05/25/2031	1,260,577	1,237,420
Series K-F115, Class AS, 5.37% (30 day avg SOFR US + 0.21%), 06/25/2031	1,771,826	1,738,597
Series K-F117, Class AS, 5.40% (30 day avg SOFR US + 0.24%), 06/25/2031	493,507	485,321
Series K-F118, Class AS, 5.36% (30 day avg SOFR US + 0.20%), 07/25/2028	2,913,855	2,880,302
Series K-F121, Class AS, 5.34% (30 day avg SOFR US + 0.18%), 08/25/2028	3,735,222	3,688,398
Series KF123, Class AS, 5.36% (30 day avg SOFR US + 0.20%), 09/25/2028	1,705,051	1,684,367
Series KF129, Class AS, 5.41% (30 day avg SOFR US + 0.25%), 01/25/2029	300,516	295,749
Series KF130, Class AS, 5.45% (30 day avg SOFR US + 0.29%), 01/25/2029	1,027,286	1,023,172
Series KF133, Class AS, 5.53% (30 day avg SOFR US + 0.37%), 02/25/2029	1,385,264	1,375,977
Series KF155, Class AS, 5.83% (30 day avg SOFR US + 0.67%), 02/25/2030	999,951	1,005,139
Series KF160, Class AS, 5.86% (30 day avg SOFR US + 0.70%), 10/25/2030	2,243,520	2,258,121
Series KF43, Class A, 5.52% (30 day avg SOFR US + 0.35%), 01/25/2028	2,118,296	2,106,959
Series KF48, Class A, 5.57% (30 day avg SOFR US + 0.40%), 06/25/2028	821,731	818,069
Series KF60, Class A, 5.77% (30 day avg SOFR US + 0.60%), 02/25/2026	649,800	650,800
Series KF62, Class A, 5.76% (30 day avg SOFR US + 0.59%), 04/25/2026	579,264	577,200
Series KF64, Class A, 5.72% (30 day avg SOFR US + 0.55%), 06/25/2026	278,594	277,442
Series KF67, Class A, 5.80% (30 day avg SOFR US + 0.63%), 08/25/2029	1,044,377	1,048,012
Series KF68, Class A, 5.77% (30 day avg SOFR US + 0.60%), 07/25/2026	4,014,443	4,023,070
Series KF74, Class AS, 5.68% (SOFR 1M Historical Calendar Day Compounded + 0.53%), 01/25/2027	14,801	14,730
Series KF75, Class AS, 5.70% (SOFR 1M Historical Calendar Day Compounded + 0.55%), 12/25/2029	531,556	531,506
Series KF81, Class AS, 5.56% (30 day avg SOFR US + 0.40%), 06/25/2027	673,026	671,044
Series KF82, Class AS, 5.58% (30 day avg SOFR US + 0.42%), 06/25/2030	559,189	555,645
Series KF84, Class AL, 5.58% (30 day avg SOFR US + 0.41%), 07/25/2030	1,494,208	1,497,001
Series KF86, Class AL, 5.57% (30 day avg SOFR US + 0.40%), 08/25/2027	1,159,267	1,155,701
Series KF86, Class AS, 5.48% (30 day avg SOFR US + 0.32%), 08/25/2027	3,800,356	3,780,758
Series KF88, Class AL, 5.61% (30 day avg SOFR US + 0.44%), 09/25/2030	733,334	729,297
Series KF91, Class AL, 5.61% (30 day avg SOFR US + 0.44%), 10/25/2030	653,997	653,284
Series KF92, Class AS, 5.52% (30 day avg SOFR US + 0.36%), 10/25/2030	287,653	283,348
Series KF93, Class AL, 5.56% (30 day avg SOFR US + 0.39%), 10/25/2027	852,791	849,573
Series KF93, Class AS, 5.47% (30 day avg SOFR US + 0.31%), 10/25/2027	729,136	724,719
Series KF94, Class AL, 5.58% (30 day avg SOFR US + 0.41%), 11/25/2030	2,026,558	2,011,942
Series KF95, Class AL, 5.54% (30 day avg SOFR US + 0.37%), 11/25/2030	89,655	88,387
Series KF96, Class AS, 5.46% (30 day avg SOFR US + 0.30%), 11/25/2030	123,238	121,015
Series KF97, Class AS, 5.41% (30 day avg SOFR US + 0.25%), 12/25/2030	144,770	142,491
Series KF99, Class AS, 5.36% (30 day avg SOFR US + 0.20%), 12/25/2030	988,805	970,551
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $63,835,922)		63,617,493

COLLATERALIZED LOAN OBLIGATIONS - 12.2%	Par	Value
Apidos CLO Ltd., Series 2015-20A, Class A1RA, 6.01% (3 mo. Term SOFR + 1.36%), 07/16/2031 (a)	162,144	161,863
ArrowMark Colorado Holdings
Series 2021-13A, Class X, 5.92% (3 mo. Term SOFR + 1.26%), 07/15/2034 (a)	600,000	599,903
Series 2021-14A, Class X, 5.83% (3 mo. Term SOFR + 1.21%), 10/20/2034 (a)	1,000,000	999,810
Barings Middle Market CLO Ltd., Series 2021-IA, Class X, 6.13% (3 mo. Term SOFR + 1.51%), 07/20/2033 (a)	857,143	857,127
Blackstone, Inc., Series 2018-1A, Class A2, 5.93% (3 mo. Term SOFR + 1.27%), 04/15/2031 (a)	2,109,111	2,109,807
Cathedral Lake CLO Ltd., Series 2021-6A, Class X, 5.89% (3 mo. Term SOFR + 1.26%), 04/25/2034 (a)	1,263,158	1,263,368
Cedar Funding Ltd., Series 2014-4A, Class X, 5.79% (3 mo. Term SOFR + 1.16%), 07/23/2034 (a)	833,328	831,241
Churchill Middle Market CLO Ltd., Series 2023-2A, Class X, 6.62% (3 mo. Term SOFR + 2.00%), 01/20/2036 (a)	2,000,000	2,000,644
Dryden Senior Loan Fund, Series 2015-40A, Class AR2, 6.27% (3 mo. Term SOFR + 1.15%), 08/15/2031 (a)	3,726,059	3,727,490
First Eagle Private Credit LLC, Series 2016-1A, Class A1AR, 6.58% (3 mo. Term SOFR + 1.95%), 01/25/2032 (a)	621,308	621,882
Gallatin CLO Ltd., Series 2017-1A, Class A1R, 6.01% (3 mo. Term SOFR + 1.35%), 07/15/2031 (a)	3,595,208	3,600,043
Golub Capital Partners CLO Ltd., Series 2013-17A, Class A1R, 6.54% (3 mo. Term SOFR + 1.91%), 10/25/2030 (a)	508,527	509,926
Great Lakes CLO Ltd., Series 2021-5A, Class AX, 5.87% (3 mo. Term SOFR + 1.21%), 04/15/2033 (a)	474,286	474,272
KKR CLO Trust, Series 21, Class A, 5.92% (3 mo. Term SOFR + 1.26%), 04/15/2031 (a)	4,383,125	4,390,650
LCM XIII LP, Series 14A, Class AR, 5.92% (3 mo. Term SOFR + 1.30%), 07/20/2031 (a)	1,048,027	1,049,243
Monroe Capital MML CLO Ltd., Series 2021-2A, Class X, 6.21% (3 mo. Term SOFR + 1.26%), 09/14/2033 (a)	523,000	522,979
Mountain View Funding CLO Ltd., Series 2016-1A, Class XR, 5.72% (3 mo. Term SOFR + 1.06%), 04/14/2033 (a)	210,526	210,000
Neuberger Berman CLO Ltd., Series 2015-20A, Class XR, 5.87% (3 mo. Term SOFR + 1.21%), 07/15/2034 (a)	1,750,000	1,749,969
OZLM Ltd., Series 2015-14A, Class X, 5.92% (3 mo. Term SOFR + 1.26%), 07/15/2034 (a)	133,333	132,983
Parliament Funding, Series 2020-1A, Class BR, 6.53% (3 mo. Term SOFR + 1.91%), 10/20/2031 (a)	4,100,000	4,108,426
Sound Point CLO Ltd., Series 2015-2A, Class ARRR, 1.21% (3 mo. Term SOFR + 1.47%), 07/20/2032 (a)	2,000,000	2,005,000
Symphony CLO Ltd., Series 2021-26A, Class AR, 5.96% (3 mo. Term SOFR + 1.34%), 04/20/2033 (a)	2,911,837	2,916,493
TCI-Symphony CLO Ltd., Series 2016-1A, Class AR2, 5.94% (3 mo. Term SOFR + 1.28%), 10/13/2032 (a)	3,528,706	3,535,665
TCW CLO Ltd.
Series 2020-1A, Class XRR, 5.73% (3 mo. Term SOFR + 1.11%), 04/20/2034 (a)	285,714	285,677
Series 2021-2A, Class X, 5.89% (3 mo. Term SOFR + 1.26%), 07/25/2034 (a)	800,000	800,070
THL Credit Lake Shore MM CLO Ltd.
Series 2019-2A, Class A1RR, 6.05% (3 mo. Term SOFR + 1.40%), 10/17/2031 (a)	1,906,389	1,906,328
Series 2019-2A, Class CRR, 7.25% (3 mo. Term SOFR + 2.60%), 10/17/2031 (a)	1,550,000	1,556,251
Series 2021-1A, Class X, 6.10% (3 mo. Term SOFR + 1.44%), 10/15/2033 (a)	2,866,665	2,866,665
TIAA CLO Ltd., Series 2016-1A, Class ARR, 5.87% (3 mo. Term SOFR + 1.25%), 07/20/2031 (a)	4,259,371	4,265,211
Venture CDO Ltd., Series 2015-22A, Class AR, 6.00% (3 mo. Term SOFR + 1.34%), 01/15/2031 (a)	1,301,292	1,303,270
Voya CLO Ltd., Series 2014-2A, Class A2RB, 6.46% (3 mo. Term SOFR + 1.81%), 04/17/2030 (a)	3,000,000	3,005,577
Wellfleet CLO Ltd., Series 2019-XA, Class X, 5.88% (3 mo. Term SOFR + 1.26%), 07/20/2032 (a)	340,909	340,872
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $54,703,294)		54,708,705

CORPORATE OBLIGATIONS - 8.5%	Par	Value
Basic Materials - 0.5%
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (a)	460,000	444,854
Mercer International, Inc., 5.50%, 01/15/2026	300,000	300,000
Methanex Corp., 5.13%, 10/15/2027	350,000	340,886
NOVA Chemicals Corp., 5.00%, 05/01/2025 (a)	650,000	647,854
Steel Dynamics, Inc., 2.80%, 12/15/2024	400,000	398,847
		2,132,441

Communications - 0.5%
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027 (a)	450,000	433,833
Expedia Group, Inc., 6.25%, 05/01/2025 (a)	550,000	550,896
Nexstar Media, Inc., 5.63%, 07/15/2027 (a)	450,000	442,547
T-Mobile USA, Inc., 3.50%, 04/15/2025	360,000	357,668
Univision Communications, Inc., 6.63%, 06/01/2027 (a)	400,000	397,248
		2,182,192

Consumer, Cyclical - 1.6%
AutoNation, Inc.
3.50%, 11/15/2024	300,000	299,778
4.50%, 10/01/2025	600,000	597,273
Carnival Corp., 7.63%, 03/01/2026 (a)	250,000	251,910
Delta Air Lines, Inc., 7.00%, 05/01/2025 (a)	450,000	453,745
Ford Motor Credit Co. LLC
4.06%, 11/01/2024	200,000	200,000
2.30%, 02/10/2025	550,000	545,102
General Motors Financial Co., Inc., 2.90%, 02/26/2025	200,000	198,561
Harley-Davidson Financial Services, Inc., 3.35%, 06/08/2025 (a)	550,000	543,653
Hyatt Hotels Corp., 4.85%, 03/15/2026	300,000	300,009
Magna International, Inc., 5.98%, 03/21/2026	512,000	511,028
Mattel, Inc., 3.38%, 04/01/2026 (a)	410,000	400,743
Meritage Homes Corp., 5.13%, 06/06/2027	600,000	600,462
NCL Corp. Ltd., 5.88%, 03/15/2026 (a)	500,000	499,687
PVH Corp., 4.63%, 07/10/2025	600,000	597,641
Southwest Airlines Co., 5.25%, 05/04/2025	450,000	450,432
VF Corp., 2.40%, 04/23/2025	450,000	444,181
Volkswagen Group of America Finance LLC, 3.35%, 05/13/2025 (a)	500,000	496,211
		7,390,416

Consumer, Non-cyclical - 0.5%
Baxter International, Inc., 1.32%, 11/29/2024	500,000	498,484
GE HealthCare Technologies, Inc., 5.55%, 11/15/2024	500,000	500,072
Global Payments, Inc., 2.65%, 02/15/2025	500,000	496,399
HCA, Inc., 5.25%, 04/15/2025	450,000	450,438
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/2024	500,000	498,879
		2,444,272

Energy - 1.9%
Archrock Partners LP / Archrock Partners Finance Corp., 6.88%, 04/01/2027 (a)	44,000	44,146
CITGO Petroleum Corp., 7.00%, 06/15/2025 (a)	500,000	500,954
Continental Resources, Inc., 2.27%, 11/15/2026 (a)	430,000	405,732
DCP Midstream Operating LP, 5.38%, 07/15/2025	126,000	126,210
Enbridge, Inc., 2.50%, 02/14/2025	500,000	496,589
Energy Transfer LP, 2.90%, 05/15/2025	600,000	593,256
EnLink Midstream Partners LP
4.15%, 06/01/2025	450,000	447,681
4.85%, 07/15/2026	600,000	597,901
Expand Energy Corp., 5.70%, 01/23/2025	205,000	204,814
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/2027 (a)	470,000	503,846
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 01/15/2027	300,000	305,538
Kinder Morgan, Inc., 4.30%, 06/01/2025	260,000	259,058
MPLX LP
4.88%, 12/01/2024	200,000	199,928
4.00%, 02/15/2025	550,000	548,085
New Fortress Energy, Inc., 6.75%, 09/15/2025 (a)	300,000	299,614
Occidental Petroleum Corp., 3.20%, 08/15/2026	550,000	529,487
ONEOK Partners LP, 4.90%, 03/15/2025	400,000	399,919
Ovintiv, Inc., 5.65%, 05/15/2025	450,000	451,571
Plains All American Pipeline LP / PAA Finance Corp., 3.60%, 11/01/2024	500,000	500,000
Sabine Pass Liquefaction LLC, 5.63%, 03/01/2025	164,000	164,090
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.50%, 07/15/2027	200,000	201,812
USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 09/01/2027	300,000	301,566
Western Midstream Operating LP, 3.10%, 02/01/2025	438,000	435,355
		8,517,152

Financial - 1.9%
Aircastle Ltd., 5.25%, 08/11/2025 (a)	450,000	449,768
American Tower Corp., 2.40%, 03/15/2025	470,000	465,573
Ares Capital Corp., 3.25%, 07/15/2025	600,000	591,884
Athene Global Funding, 2.50%, 01/14/2025 (a)	132,000	131,274
Avolon Holdings Funding Ltd., 2.88%, 02/15/2025 (a)	300,000	297,808
Bank of America Corp., 4.00%, 01/22/2025	500,000	498,848
Capital One Financial Corp., 4.20%, 10/29/2025	440,000	436,826
goeasy Ltd., 4.38%, 05/01/2026 (a)	274,000	273,698
HAT Holdings I LLC / HAT Holdings II LLC, 3.38%, 06/15/2026 (a)	600,000	579,431
Manufacturers & Traders Trust Co., 2.90%, 02/06/2025	560,000	556,320
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/2027 (a)	250,000	249,330
OneMain Finance Corp., 3.50%, 01/15/2027	450,000	429,787
Peachtree Corners Funding Trust, 3.98%, 02/15/2025 (a)	550,000	547,540
PennyMac Financial Services, Inc., 5.38%, 10/15/2025 (a)	500,000	498,239
PNC Bank NA, 3.88%, 04/10/2025	550,000	547,488
Radian Group, Inc., 4.88%, 03/15/2027	590,000	585,783
Starwood Property Trust, Inc., 4.38%, 01/15/2027 (a)	300,000	289,421
Truist Bank, 3.63%, 09/16/2025	600,000	594,155
United Wholesale Mortgage LLC, 5.75%, 06/15/2027 (a)	400,000	393,406
		8,416,579

Industrial - 1.3%
3M Co., 2.65%, 04/15/2025	500,000	495,094
Arrow Electronics, Inc., 4.00%, 04/01/2025	420,000	418,041
Boeing Co., 4.88%, 05/01/2025	600,000	598,746
Carrier Global Corp., 2.24%, 02/15/2025	480,000	476,323
Flex Ltd., 3.75%, 02/01/2026	400,000	393,846
GATX Corp., 3.25%, 09/15/2026	550,000	535,596
Molex Electronic Technologies LLC, 3.90%, 04/15/2025 (a)	550,000	546,076
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/2027 (a)	300,000	298,815
Penske Truck Leasing Co. Lp / PTL Finance Corp.
2.70%, 11/01/2024 (a)	340,000	340,000
5.75%, 05/24/2026 (a)	135,000	136,595
Rolls-Royce PLC, 3.63%, 10/14/2025 (a)	450,000	445,095
Sealed Air Corp., 1.57%, 10/15/2026 (a)	200,000	186,923
Silgan Holdings, Inc., 1.40%, 04/01/2026 (a)	440,000	416,874
Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/2025	450,000	444,768
		5,732,792

Technology - 0.0%(f)
Oracle Corp., 2.50%, 04/01/2025	150,000	148,516

Utilities - 0.3%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.50%, 05/20/2025	125,000	124,870
Edison International, 3.55%, 11/15/2024	170,000	169,860
National Fuel Gas Co., 5.50%, 10/01/2026	230,000	232,805
NRG Energy, Inc., 2.00%, 12/02/2025 (a)	385,000	370,983
Vistra Operations Co. LLC, 5.13%, 05/13/2025 (a)	450,000	449,985
		1,348,503
TOTAL CORPORATE OBLIGATIONS (Cost $38,208,028)		38,312,863

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.9%	Par	Value
ACREC Trust, Series 2021-FL1, Class AS, 6.37% (1 mo. Term SOFR + 1.61%), 10/16/2036 (a)	370,000	369,637
BrightSpire Capital, Inc., Series 2021-FL1, Class AS, 6.47% (1 mo. Term SOFR + 1.71%), 08/19/2038 (a)	2,000,000	1,987,284
BXP Trust, Series 2017-CQHP, Class A, 5.70% (1 mo. Term SOFR + 0.90%), 11/15/2034 (a)	1,000,000	926,017
Credit Suisse Mortgage Capital Certificates, Series 2017-PFHP, Class A, 5.80% (1 mo. Term SOFR + 1.00%), 12/15/2030 (a)	620,000	592,644
GS Mortgage Securities Corp., Series 2018-TWR, Class B, 6.30% (1 mo. Term SOFR + 1.50%), 07/15/2031 (a)	775,000	439,142
JP Morgan Chase Commercial Mortgage Securities, Series 2018-PTC, Class A, 6.30% (1 mo. Term SOFR + 1.50%), 04/15/2031 (a)	1,253,000	727,581
KREF, Series 2021-FL2, Class A, 5.97% (1 mo. Term SOFR + 1.18%), 02/15/2039 (a)	474,416	472,577
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL7, Class AS, 6.32% (1 mo. Term SOFR + 1.56%), 10/16/2036 (a)	1,010,000	1,000,568
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class A, 6.38% (1 mo. Term SOFR + 1.58%), 07/15/2036 (a)	848,857	793,777
TPG Real Estate Finance Issuer Ltd., Series 2022-FL5, Class AS, 6.93% (1 mo. Term SOFR + 2.15%), 02/15/2039 (a)	1,000,000	994,557
Velocity Commercial Capital Loan Trust
Series 2021-2, Class A, 1.52%, 08/25/2051 (a)(c)	2,917,744	2,489,314
Series 2021-3, Class A, 1.96%, 10/25/2051 (a)(c)	1,979,199	1,602,071
Series 2021-4, Class A, 2.52%, 12/26/2051 (a)(c)	982,942	825,897
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $15,142,649)		13,221,066

RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 1.2%	Par	Value
Federal Home Loan Mortgage Corp.
Series 4776, Class QM, 3.00%, 06/15/2045	21,536	21,513
Series 5078, Class AB, 2.00%, 09/25/2035	1,168,468	1,140,880
Federal National Mortgage Association
Pool AN0571, 3.10%, 01/01/2026	2,000,000	1,964,396
Pool BM7189, 2.92%, 10/01/2025 (c)	1,613,846	1,593,467
Series 2017-61, Class K, 3.50%, 08/25/2046	564,842	536,734
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost $5,343,248)		5,256,990

RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER - 0.5%	Par	Value
Federal Home Loan Mortgage Corp.
Series 2016-SC02, Class M2, 3.64%, 10/25/2046 (c)	1,420,095	1,323,629
Series 2024-DNA3, Class A1, 6.08% (30 day avg SOFR US + 1.05%), 10/25/2044 (a)	750,000	751,642
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost $2,179,442)		2,075,271

SHORT-TERM INVESTMENTS - 2.9%	Shares
Money Market Funds - 2.9%
First American Government Obligations Fund - Class U, 4.80% (g)	12,817,933	12,817,933
TOTAL SHORT-TERM INVESTMENTS (Cost $12,817,933)		12,817,933

TOTAL INVESTMENTS - 101.3% (Cost $461,148,745)		454,526,598
Liabilities in Excess of Other Assets - (1.3%)		(5,706,078)
TOTAL NET ASSETS - 100.0%		$448,820,520
two		–%
Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. As of October 31, 2024, the value of these securities total $332,146,642 or 74.0% of the Fund’s net assets.

(b)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of October 31, 2024.

(d)	Step coupon bond. The rate disclosed is as of October 31, 2024.
(e)	Interest only security.
(f)	Represents less than 0.05% of net assets.
(g)	The rate shown represents the 7-day effective yield as of October 31, 2024.

Angel Oak UltraShort Income Fund
Schedule of Open Futures Contracts
October 31, 2024 (Unaudited)
Short Futures Contracts	Contracts Sold	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
Eris SOFR 3 Year Swap	(166)	09/22/2025	$(15,301,797)	$153,384
Eris SOFR 3 Year Swap	(293)	12/22/2025	(27,804,176)	301,057
Eris SOFR 4 Year Swap	(213)	12/21/2026	(19,895,478)	314,282
U.S. Treasury 2 Year Notes	(22)	12/31/2024	(4,530,797)	59,392
Total Unrealized Appreciation (Depreciation)				$828,115

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities, mortgage-backed securities, collateralized loan obligations, corporate obligations, and whole loans are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information may be utilized. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter ("OTC") markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the OTC market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise, fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. OTC financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Funds’ valuation processes and reports quarterly to the Board. The Board has selected Angel Oak Capital Advisors, LLC (the “Adviser”) as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee’s Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of October 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$–	$192,009,444	$–	$192,009,444
Residential Mortgage-Backed Securities	–	72,506,833	–	72,506,833
Commercial Mortgage-Backed Securities - U.S. Government Agency	–	63,617,493	–	63,617,493
Collateralized Loan Obligations	–	54,708,705	–	54,708,705
Corporate Obligations	–	38,312,863	–	38,312,863
Commercial Mortgage-Backed Securities	–	13,221,066	–	13,221,066
Residential Mortgage-Backed Securities - U.S. Government Agency	–	5,256,990	–	5,256,990
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	–	2,075,271	–	2,075,271
Short-Term Investments	12,817,933	–	–	12,817,933
Total	$12,817,933	$441,708,665	$–	$454,526,598

Other Financial Instruments
Assets
Futures Contracts*	828,115	–	–	828,115

* Futures are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Open Futures Contracts.

See the Schedule of Investments for further disaggregation of investment categories. During the period ended October 31, 2024, the Fund did not recognize any transfers to or from Level 3.

 The average monthly notional value of short futures contracts during the period ended October 31, 2024, was ($70,626,290).

Transactions with Affiliates

The Fund's ownership of shares of affiliates represents holdings for which the Fund and the underlying investee fund have the same investment adviser or where the investee fund’s investment adviser is under common control with the Fund’s investment adviser.

The Fund had the following investments in affiliates during the period ended October 31, 2024:

Security Name	Value as of 01/31/24	Purchases	Sales	Net Realized Gain (Loss) on Investments in Affiliates	Net Change in Unrealized Appreciation/ Depreciation on Investments in Affiliates	Value as of 10/31/24	Share Balance	Dividend Income
UltraShort Income ETF	$4,942,607	$–	($4,958,425)	$78,604	($62,786)	$–	-	$6,890